FINANCIAL INSTRUMENTS - CARRYING VALUE AND ESTIMATED FAIR VALUE OF THE PARTNERSHIP'S FINANCIAL INSTRUMENTS FOOTNOTES (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 NOK	Jun. 30, 2016 USD ($)	Jun. 30, 2017 NOK	Feb. 15, 2017 USD ($)	Dec. 31, 2016 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fair value of high yield bonds as percentage of face value	97.10%		97.10%			97.10%		97.70%
Deferred financing costs	$ 19,300,000		$ 19,300,000					$ 17,100,000
Net loss included in accumulated other comprehensive loss	$ 0	$ 0	$ 4,985,000		$ 409,000
Cross Currency Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Rate	6.485%		6.485%			6.485%
Notional amount	$ 53,128,000		$ 53,128,000			NOK 304,000,000
Fair value asset/(liability)	(17,266,000)		(17,266,000)
Net loss included in accumulated other comprehensive loss			$ 5,000,000
Senior Unsecured Non-Amortizing Bonds | 2017 Norwegian Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Face amount of debt instrument							$ 250,000,000.0
Margin on Variable interest rate			6.25%	6.25%
Rate							8.194%
Senior Unsecured Non-Amortizing Bonds | 2012 High-Yield Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total amount of debt repurchased			$ 118,200,000	NOK 996,000,000
LIBOR | Senior Unsecured Non-Amortizing Bonds | 2017 Norwegian Bonds | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Rate							8.194%
Level 2 | Interest Rate Swap | Designated as Hedging Instrument
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fair value/carrying value of interest rate swap agreements net asset (liability)	100,000		100,000					(100,000)
Notional amount	77,500,000		77,500,000					82,500,000
Level 2 | Carrying Value | 2017 Norwegian Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt	250,000,000		250,000,000					0
Level 2 | Fair Value | 2017 Norwegian Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt	$ 250,000,000		$ 250,000,000					$ 0